Called-up share capital (Tables)	12 Months Ended
Dec. 31, 2025
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of classes of share capital	The allotted, called up and fully paid share capital at 31 December was as follows:

		2025		2024		2023
Issued	Shares thousand	$ million	Shares thousand	$ million	Shares thousand	$ million
8% cumulative first preference shares of £1 each[a]	7,233	12	7,233	12	7,233	12
9% cumulative second preference shares of £1 each[a]	5,473	9	5,473	9	5,473	9
		21		21		21
Ordinary shares of 25 cents each
At 1 January	16,662,465	4,165	17,900,800	4,475	19,097,783	4,774
Issue of new shares for employee share-based payment plans	—	—	—	—	66,000	17
Repurchase of ordinary share capital	(835,649)	(209)	(1,238,335)	(310)	(1,262,983)	(316)
Repurchases transferred to treasury shares	659,497	165	—	—	—	—
At 31 December	16,486,313	4,121	16,662,465	4,165	17,900,800	4,475
		4,142		4,186		4,496
aThe nominal amount of 8% cumulative first preference shares and 9% cumulative second preference shares that can be in issue at any time shall not exceed £10,000,000 for each class of preference shares.
Treasury shares[a]

		2025		2024		2023
	Shares thousand	Nominal value $ million	Shares thousand	Nominal value $ million	Shares thousand	Nominal value $ million
At 1 January	812,021	204	1,077,079	271	1,124,927	281
Purchases for settlement of employee share plans	660,765	165	8,302	2	24,688	6
Issue of new shares for employee share-based payment plans	—	—	—	—	71,039	19
Shares re-issued for employee share-based payment plans	(363,198)	(92)	(273,360)	(69)	(143,575)	(35)
At 31 December	1,109,588	277	812,021	204	1,077,079	271
Of which – shares held in treasury by bp	857,433	214	481,474	121	726,339	183
– shares held in ESOP trusts	252,118	63	330,510	83	350,704	88
– shares held by bp’s US share plan administrator[b]	37	—	37	—	36	—
a    See Note 32 for definition of treasury shares.
b    Held in the form of ADSs to meet the requirements of employee share-based payment plans in the US.